CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Current assets:
Cash and cash equivalents	$ 1,880,549	$ 1,659,318	$ 2,235,597
Restricted cash	500,100	500,026	0
Accounts receivable, net of allowance	4,002,248	4,199,674	2,886,154
Costs and estimated earnings in excess of billings on uncompleted contracts	334,956	410,826	357,210
Prepaid expenses and other current assets	50,899	41,135	66,256
Total current assets	6,768,752	6,810,979	5,545,217
Property and equipment, net	296,675	322,643	237,800
Other assets	11,484	11,484	21,162
Total assets	7,076,911	7,145,106	5,804,179
Current liabilities:
Current portion of loans payable	52,271	52,946	53,996
Accounts payable and accrued expenses	1,369,097	1,790,256	2,071,765
Billings in excess of costs and estimated earnings on uncompleted contracts	2,911,882	2,105,797	1,358,289
Total current liabilities	4,333,250	3,948,999	3,484,050
Loans payable, net of current portion	112,191	124,559	94,825
Total liabilities	4,445,441	4,073,558	3,578,875
Commitments and contingencies
Stockholders' equity
Common stock - $0.0001 par value, 100,000,000 shares authorized, 3,352,159 shares issued and outstanding as of July 31, 2017 and April 30, 2017, respectively	335	335	269
Additional paid-in capital	89,003,669	89,003,669	85,940,389
Accumulated deficit	(87,517,212)	(87,077,134)	(84,820,940)
Total stockholders' equity	2,631,470	3,071,548	2,225,304
Total liabilities and equity	7,076,911	7,145,106	5,804,179
Convertible Series H [Member]
Stockholders' equity
Preferred stock	1,242	1,242	406,262
Convertible Series H-1 [Member]
Stockholders' equity
Preferred stock	437,530	437,530	699,324
Convertible Series H-2 [Member]
Stockholders' equity
Preferred stock	230,721	230,721	0
Convertible Series H-3 [Member]
Stockholders' equity
Preferred stock	$ 475,185	$ 475,185	$ 0